Commission and Fee Income	6 Months Ended
Jun. 30, 2020
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and fee income

Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	63	4	57	6	0	(1)	129
Commissions for assets under management	5	0	79	734	0	0	818
Commissions for other securities	110	(0)	8	0	0	0	117
Underwriting and advisory fees	5	418	3	0	0	(14)	413
Brokerage fees	2	60	256	20	31	5	375
Commissions for local payments	105	(2)	220	(0)	0	(1)	322
Commissions for foreign commercial business	99	6	26	0	0	(1)	130
Commissions for foreign currency/exchange business	1	0	2	0	0	(0)	2
Commissions for loan processing and guarantees	126	43	71	0	3	1	244
Intermediary fees	2	0	188	0	0	2	193
Fees for sundry other customer services	62	69	12	29	1	0	173
Total fee and commissions income	580	598	922	788	36	(6)	2,917
Gross expense							(690)
Net fees and commissions							2,227

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	66	2	61	6	2	0	136
Commissions for assets under management	5	0	72	824	0	1	903
Commissions for other securities	88	(0)	7	1	0	0	96
Underwriting and advisory fees	6	379	4	0	39	(1)	426
Brokerage fees	3	80	230	20	200	1	535
Commissions for local payments	120	(0)	242	(0)	0	(0)	362
Commissions for foreign commercial business	114	5	27	0	0	(0)	145
Commissions for foreign currency/exchange business	2	0	2	0	0	(0)	3
Commissions for loan processing and guarantees	125	39	64	0	3	1	232
Intermediary fees	8	0	117	0	0	2	128
Fees for sundry other customer services	76	105	12	30	6	0	228
Total fee and commissions income	613	609	837	881	250	4	3,195
Gross expense							(711)
Net fees and commissions							2,484

	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	124	6	116	12	0	(1)	257
Commissions for assets under management	10	1	159	1,518	(0)	0	1,688
Commissions for other securities	185	0	16	0	0	0	202
Underwriting and advisory fees	15	859	8	0	(0)	(15)	866
Brokerage fees	8	143	615	38	70	2	876
Commissions for local payments	227	0	475	(0)	0	(0)	701
Commissions for foreign commercial business	203	13	52	0	0	(1)	267
Commissions for foreign currency/exchange business	2	0	4	0	0	(0)	6
Commissions for loan processing and guarantees	247	94	153	0	5	3	501
Intermediary fees	7	1	313	0	0	7	328
Fees for sundry other customer services	138	131	21	61	3	0	353
Total fee and commissions income	1,166	1,247	1,932	1,629	78	(5)	6,046
Gross expense							(1,380)
Net fees and commissions							4,666

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank[1]	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	128	4	118	11	4	(0)	264
Commissions for assets under management	11	1	139	1,563	0	1	1,715
Commissions for other securities	158	(0)	15	1	0	0	173
Underwriting and advisory fees	12	780	8	0	56	(9)	847
Brokerage fees	6	139	478	33	396	2	1,055
Commissions for local payments	242	(0)	484	(0)	1	(1)	726
Commissions for foreign commercial business	227	13	53	0	0	(0)	293
Commissions for foreign currency/exchange business	3	0	4	0	0	(0)	7
Commissions for loan processing and guarantees	260	86	128	0	7	2	484
Intermediary fees	16	1	235	0	1	6	260
Fees for sundry other customer services	150	197	23	62	18	0	449
Total fee and commissions income	1,214	1,220	1,684	1,669	483	2	6,272
Gross expense							(1,407)
Net fees and commissions							4,865

As of June 30, 2020 and June 30, 2019 the Group’s balance of receivables from commission and fee income was € 926 million and € 846 million, respectively. As of June 30, 2020 and June 30, 2019 the Group’s balance of contract liabilities associated to commission and fee income was € 69 million and € 171 million, respectively. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore, no material balance of contract asset is reported.